DISPOSAL OF ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014 Ex Phoenix Ulysses (ex-Phoenix Voyager) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Guider [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Pride [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on lease terminations, recorded in discontinued operations						$ (800,000)
Net gain (loss) on lease terminations	0	0	0	7,410,000			7,600,000	(200,000)
Gain (Loss) on Disposition of Assets					$ (15,700,000)